Condensed Consolidated Statements Of Operations And Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues
Research and development expenses	1,360	696	2,732	2,274
General and administrative expenses	873	601	1,397	1,385
Total operating expenses	2,233	1,297	4,129	3,659
Operating loss	(2,233)	(1,297)	(4,129)	(3,659)
Financial income	89	38	298	93
Financial expenses	(897)	(202)	(4)	(560)
Net (loss)	(3,041)	(1,461)	(3,835)	(4,126)
Exchange differences arising from translating financial statements from functional to presentation currency	888	234	(128)	534
Total other comprehensive income (loss)	888	234	(128)	534
Total comprehensive (loss)	$ (2,153)	$ (1,227)	$ (3,963)	$ (3,592)
Basic & diluted (loss) per share (in Dollars per share)	$ (0.23)	$ (0.14)	$ (0.31)	$ (0.62)
Weighted average number of shares outstanding (in Shares)	13,441,436	10,108,265	12,419,643	7,021,027